Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Net earnings	$ 206,088	$ 16,267
Adjustments for:
Share-based compensation	8,388	6,238
Depletion and amortization	36,990	33,572
Impairment of royalty, stream and other interests	5,495	49,558
Change in allowance for expected credit loss and write-off of other investments and interest receivable	0	(1,399)
Share of loss of associates	14,178	30,025
Change in fair value of financial assets at fair value through profit and loss	(5,315)	(343)
Net loss on dilution of investments in associates	0	9,300
Gain on deemed disposal of an associate	(54,439)	0
Reclassification to the statement of income of other comprehensive loss on the deemed disposal of an investment in associate	1,147	0
Foreign exchange (gain) loss	(734)	4,428
Deferred income tax expense	18,664	11,183
Other	168	2,973
Net cash flows provided by operating activities before changes in non-cash working capital items	230,630	161,802
Changes in non-cash working capital items	14,966	(1,877)
Net cash flows provided by operating activities	245,596	159,925
Investing activities
Acquisitions of short-term investments	0	(5,983)
Acquisitions of investments	(12,599)	0
Proceeds from disposal of investments	49,805	3,847
Acquisitions of royalty, stream and other interests	(36,879)	(73,449)
Proceeds on the exercise of a buy-down right	2,051	0
Other	(1,026)	(57)
Net cash flows provided by (used in) investing activities	1,352	(75,642)
Financing activities
Increase in long-term debt	10,437	35,000
Repayment of long-term debt	(105,372)	(84,721)
Exercise of share options and shares issued under the share purchase plan	11,736	9,558
Normal course issuer bid purchase of common shares	(36,673)	(428)
Dividends paid	(34,861)	(30,650)
Withholding taxes on settlement of restricted and deferred share units	(6,512)	(2,442)
Other	(2,101)	(1,185)
Net cash flows used in financing activities	(163,346)	(74,868)
Increase in cash before effects of exchange rate changes	83,602	9,415
Effects of exchange rate changes on cash	(567)	(1,523)
Net increase in cash	83,035	7,892
Cash - January 1	59,096	51,204
Cash - December 31	$ 142,131	$ 59,096